FEDERATED EUROPEAN EQUITY FUND
A Portfolio of Federated World Investment Series, Inc.

CLASS B SHARES AND CLASS C SHARES

Supplement to Prospectus and Statement of Additional Information (SAI) dated January 31, 2004.

The following information is effective August 1, 2004.

1. Under the prospectus section entitled "What are the Fund's Fees and Expenses?" please delete the fee table and example in their entirety and replace with the following:

WHAT ARE THE FUND'S FEES AND EXPENSES?

Federated European Equity Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B and Class C Shares.


Shareholder Fees                                       Class A        Class B      Class C
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases        5.50%          None         1.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                    0.00%          5.50%        1.00%
(as a percentage of original purchase price or
redemption proceeds, as applicable)

Maximum Sales Charge (Load) Imposed on                   None          None          None
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)

Redemption Fee (as a percentage of amount               2.00%          2.00%        2.00%
redeemed, if applicable)1

Exchange Fee                                             None          None          None

Annual Fund Operating Expenses (Before Waivers)2

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee3                                         1.00%          1.00%        1.00%

Distribution (12b-1) Fee                                0.25%4         0.75%        0.75%

Shareholder Services Fee                                0.25%          0.25%        0.25%

Other Expenses5                                         2.16%          2.16%        2.16%

Total Annual Fund Operating Expenses                    3.66%         4.16%6        4.16%

--------------------------------

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.

2    The  percentages  shown are based on  expenses  for the entire  fiscal year ended  November 30, 2003.  However,  the rate at which expenses are accrued during the fiscal year may not be constant  and, at any  particular  point, may be greater or less than the stated  average  percentage.  Although  not
     contractually   obligated  to  do  so,  the  Adviser,   administrator   and
     distributor  waived certain  amounts.  These are shown below along with the net expenses the Fund actually paid for the fiscal year ended  November 30,
     2003.

      Total Waivers of Fund Expenses                    1.16%          0.91%        0.91%
      Total Actual Annual Fund Operating Expenses       2.50%          3.25%        3.25%
      (after waivers)


3 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended November 30, 2003.

4 Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ended November 30, 2003.

5 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) was 2.14% for the fiscal year November 30,2003.

6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                       1 Year    3 Years    5 Years   10 Years
---------------------------------------------------------------------------
Class A:
---------------------------------------------------------------------------
Expenses assuming redemption       $898      $1,609     $2,338    $4,250
---------------------------------------------------------------------------
Expenses assuming no               $898      $1,609     $2,338    $4,250
redemption
---------------------------------------------------------------------------
Class B:
---------------------------------------------------------------------------

2. Please add the following sub-section to the end of the prospectus section entitled "What Do Shares Cost?":

     "FEE WHEN YOU REDEEM OR EXCHANGE (FOR CLASS B shares AND class C SHARES PURCHASED ON OR AFTER august 1, 2004)

     For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short- term redemptions, as intended. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first). The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/ exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

     Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI."

3. Please add the following sub-section after the end of the first sentence of the prospectus section entitled "How to Redeem and Exchange Shares":

     "FOR CLASS B shares AND class C SHARES PURCHASED ON OR AFTER August 1, 2004

     Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

     Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

4. Please add the following sub-section to the end of the SAI section entitled "What Do Shares Cost?":

     "SPECIAL REDEMPTION AND EXCHANGE INFORMATION (FOR CLASS B SHARES AND CLASS C SHARES PURCHASED ON OR AFTER August 1, 2004)

     For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives  upon  exchange  or  redemption.  The  redemption/exchange  fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first). The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to
     Shares purchased through some omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, ii) Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf of trust accounts and iii) Shares purchased through certain broker-dealer omnibus accounts. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee."

                                                                    May 28, 2004


    Cusip 31428U805
          31428U885
    30351 (5/04)